COMMITMENTS AND CONTINGENCY - Purchase commitment (Details) - Dec. 31, 2024 - Purchase Commitment	CNY (¥)	USD ($)
Purchase commitment
2025	¥ 27,265,303	$ 3,735,331
Total minimum payments required	¥ 27,265,303	$ 3,735,331